Organization and Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization and Nature of Operations [Abstract]
Organization and Nature of Operations

Note 1 —  Organization and Nature of Operations

Organization and Nature of Operations

Ludwig Enterprises, Inc. (collectively, “we,” “us,” “our” or the “Company”), a Nevada Corporation (incorporated February 2006). In August 2024, the Board of Directors of the Company and the holders of 81.48% of the outstanding voting securities of the Company approved an amendment to the Company’s Articles of Incorporation, as amended, to change the Company’s corporate name to “Revealia, Inc.” The name change is pending approval of the State of Nevada and from FINRA.

The Company is currently seeking to develop products and services through the use of cutting-edge technologies in the health care industry.

Formation of Subsidiaries

On May 18, 2022, the Company formed mRNA for Life, Inc. (“mRNA”), a Wyoming corporation, which is a wholly-owned subsidiary of the Company. mRNA is expected to produce supplements to address clinical diagnoses from mRNA cheek swabs.

On November 18, 2022, the Company formed Precision Genomics, Inc. (“PGI”), a Wyoming corporation, which is a wholly-owned subsidiary of the Company. PGI will be developing proprietary medical artificial intelligence (“AI”) technology that uses mRNA inflammatory language to potentially capture an inflammatory snapshot of disease and the body’s response to treatment.

On June 6, 2023, the Company formed Exousia Ai, Inc. (“EXO”), a Wyoming corporation, which is a wholly-owned subsidiary of the Company. EXO was formed to focus on studying the expression of differentially expressed mRNA genes in various chronic inflammatory diseases.

Liquidity, Going Concern and Management’s Plans

These financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.

As reflected in the accompanying financial statements, for the nine months ended September 30, 2024, the Company had:

●	Net loss of $2,861,013; and

●	Net cash used in operations was $523,983

Additionally, at September 30, 2024, the Company had:

●	Accumulated deficit of $7,103,495

●	Stockholders’ deficit of $2,329,074; and

●	Working capital deficit of $2,329,074

The Company has cash on hand of $43,352 at September 30, 2024. The Company does not expect to generate sufficient revenues and positive cash flows from operations to meet its current obligations. However, the Company may seek to raise debt or equity-based capital at favorable terms, though such terms are not certain.

These factors create substantial doubt about the Company’s ability to continue as a going concern within the twelve-month period subsequent to the date that these financial statements are issued.

The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Management’s strategic plans include the following:

●	Execute business operations more fully during the year ended December 31, 2024,

●	Seek out strategic acquisitions of health care technology; and

●	Explore prospective partnership opportunities

Note 1 — Organization and Nature of Operations

Organization and Nature of Operations

Ludwig Enterprises, Inc. (collectively, “we,” “us,” “our” or the “Company”), a Nevada Corporation (incorporated February 2006).

The Company is currently seeking to develop products and services through the use of cutting-edge technologies in the health care industry.

Formation of Subsidiaries

On May 18, 2022, the Company formed mRNA for Life, Inc. (“mRNA”), a Wyoming corporation, which is a wholly-owned subsidiary of the Company. mRNA is expected to produce supplements to address clinical diagnoses from mRNA cheek swabs.

On November 18, 2022, the Company formed Precision Genomics, Inc. (“PGI”), a Wyoming corporation, which is a wholly-owned subsidiary of the Company. PGI will be developing proprietary medical artificial intelligence (“AI”) technology that uses mRNA inflammatory language to potentially capture an inflammatory snapshot of disease and the body’s response to treatment.

On June 6, 2023, the Company formed Exousia Ai, Inc. (“EXO”), a Wyoming corporation, which is a wholly-owned subsidiary of the Company. EXO was formed to focus on studying the expression of differentially expressed mRNA genes in various chronic inflammatory diseases.

Liquidity, Going Concern and Management’s Plans

These financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.

As reflected in the accompanying financial statements, for the year ended December 31, 2023, the Company had:

●	Net loss of $2,456,550; and

●	Net cash used in operations was $647,860

Additionally, at December 31, 2023, the Company had:

●	Accumulated deficit of $4,242,482

●	Stockholders’ deficit of $1,461,565; and

●	Working capital deficit of $1,461,565

The Company has cash on hand of $108,335 at December 31, 2023. The Company does not expect to generate sufficient revenues and positive cash flows from operations to meet its current obligations. However, the Company may seek to raise debt or equity-based capital at favorable terms, though such terms are not certain.

These factors create substantial doubt about the Company’s ability to continue as a going concern within the twelve-month period subsequent to the date that these financial statements are issued.

The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Management’s strategic plans include the following:

●	Execute business operations more fully during the year ended December 31, 2024,

●	Seek out strategic acquisitions of health care technology; and

●	Explore prospective partnership opportunities